[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08388
MORGAN STANLEY ASIA-PACIFIC FUND, INC.
(Exact name of registrant as specified in charter)
522 FIFTH AVENUE, NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 522 FIFTH AVENUE, NEW YORK, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/08

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2008 (unaudited)

	Shares	Value (000)
COMMON STOCKS (93.7%)
(Unless Otherwise Noted)
Australia (11.9%)
Air Freight & Logistics
Toll Holdings Ltd.	288,500	$2,642
Airlines
Qantas Airways Ltd.	1,151,203	4,146
Chemicals
Incitec Pivot Ltd.	90,962	11,709
Orica Ltd.	291,764	7,790
		19,499
Construction & Engineering
Leighton Holdings Ltd.	65,550	2,576
Diversified Telecommunication Services
Telstra Corp. Ltd.	931,328	3,753
Food & Staples
Woolworths Ltd.	457,375	12,153
Health Care Equipment & Supplies
Cochlear Ltd.	26,500	1,332
Insurance
QBE Insurance Group Ltd.	273,999	5,577
Metals & Mining
Alumina Ltd.	835,771	4,293
BHP Billiton Ltd.	463,554	15,230
Newcrest Mining Ltd.	126,416	3,864
OneSteel Ltd.	198,309	1,161
Rio Tinto Ltd.	34,709	3,882
Straits Resources Ltd.	370,250	2,081
		30,511
Textiles, Apparel & Luxury Goods
Billabong International Ltd.	128,231	1,532
Trading Companies & Distributors
Alesco Corp. Ltd.	142,740	1,283
		85,004
China (12.4%)
Automobiles
Dongfeng Motor Group Co., Ltd., ‘H’	5,629,000	2,528
Commercial Banks
China Construction Bank Corp., ‘H’	18,499,000	13,940
Industrial & Commercial Bank of China, ‘H’	9,839,000	6,843
		20,783
Electrical Equipment
Harbin Power Equipment, ‘H’	414,000	746
Independent Power Producers & Energy Traders
China Resources Power Holdings Co.	1,220,000	2,419
Datang International Power Generation Co., Ltd., ‘H’	2,020,000	1,071
Huaneng Power International, Inc., ‘H’	3,380,000	2,577
		6,067
Industrial Conglomerates
Shanghai Industrial Holdings Ltd.	710,000	2,697
Insurance
China Life Insurance Co., Ltd.	177,000	613
Ping An Insurance Group Co. of China Ltd., ‘H’	1,207,000	8,540
		9,153
Marine
China COSCO Holdings Co., Ltd. ‘H’	4,044,550	9,794
Metals & Mining
Maanshan Iron & Steel, ‘H’	4,967,000	2,601
Oil, Gas & Consumable Fuels
China Coal Energy Co.	2,845,000	5,012
China Petroleum & Chemical Corp., ‘H’	3,870,000	3,332
		8,344
Real Estate
China Overseas Land & Investment Ltd.	1,088,000	2,026
Specialty Retail
Belle International Holdings Ltd.	160,000	167
GOME Electrical Appliances Holdings Ltd.	2,862,000	6,571
		6,738

Transportation Infrastructure
COSCO Pacific Ltd.	340,000	662
Wireless Telecommunication Services
China Mobile Hong Kong Ltd.	1,096,000	16,395
		88,534
Hong Kong (3.5%)
Airlines
Cathay Pacific Airways Ltd.	861,000	1,692
Commercial Banks
Bank of East Asia Ltd.	360,600	1,802
Diversified Financial Services
Hong Kong Exchanges & Clearing Ltd.	38,000	659
Industrial Conglomerates
Hutchison Whampoa Ltd.	107,000	1,020
Real Estate
Cheung Kong Holdings Ltd.	176,000	2,532
HongKong Land Holdings Ltd.	385,000	1,597
New World Development Ltd.	1,543,800	3,735
Wharf Holdings Ltd.	925,187	4,398
		12,262
Specialty Retail
Esprit Holdings Ltd.	479,000	5,740
Transportation Infrastructure
Hopewell Holdings	505,000	1,929
		25,104
India (2.0%)
Electrical Equipment
ABB Ltd.	128,800	3,808
Energy Equipment & Services
Aban Offshore Ltd.	70,200	5,305
Metals & Mining
National Aluminum Co., Ltd.	119,700	1,357
Welspun-Gujarat Stahl Ltd.	391,800	3,765
		5,122
		14,235
Indonesia (3.9%)
Automobiles
Astra International Tbk PT	1,453,500	3,855
Commercial Banks
Bank Central Asia Tbk PT	4,400,000	1,563
Bank Rakyat Indonesia Tbk PT	3,315,500	2,284
		3,847
Commercial Services & Supplies
Indofood Agri Resources Ltd.	(a)725,000	1,246
Construction Materials
Indocement Tunggal Prakarsa Tbk PT	1,498,000	1,153
Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	3,250,000	3,432
Food Products
Astra Agro Lestari Tbk PT	1,424,000	4,033
Gas Utilities
Perusahaan Gas Negara PT	713,500	1,104
Metals & Mining
International Nickel Indonesia Tbk PT	1,695,000	1,297
Oil, Gas & Consumable Fuels
Bumi Resources Tbk PT	11,203,000	7,625
		27,592
Japan (43.2%)
Auto Components
Toyoda Gosei Co., Ltd.	46,900	1,792
Automobiles
Nissan Motor Co., Ltd.	854,600	7,092
Suzuki Motor Corp.	249,300	6,312
Toyota Motor Corp.	202,500	10,205
Yamaha Motor Co., Ltd.	225,100	4,162
		27,771
Building Products
Daikin Industries Ltd.	172,700	7,574
Nippon Sheet Glass Co., Ltd.	533,000	2,406
Sanwa Holdings Corp.	457,000	1,992
		11,972

Chemicals
Daicel Chemical Industries Ltd.	755,000	3,922
Denki Kagaku Kogyo KK	973,000	3,103
Kaneka Corp.	580,000	3,638
Lintec Corp.	169,800	2,435
Mitsubishi Chemical Holdings Corp.	649,000	4,302
Nifco, Inc.	143,100	3,340
Shin-Etsu Polymer Co., Ltd.	258,600	1,553
Teijin Ltd.	960,000	4,095
Toyo Ink Manufacturing Co., Ltd.	513,000	1,778
		28,166
Commercial Services & Supplies
Dai Nippon Printing Co., Ltd.	303,000	4,831
Nissha Printing Co., Ltd.	58,300	2,894
		7,725
Computers & Peripherals
Fujitsu Ltd.	1,121,000	7,361
Mitsumi Electric Co., Ltd.	205,500	6,650
NEC Corp.	1,208,000	4,628
Toshiba Corp.	1,239,000	8,311
		26,950
Construction & Engineering
Kyudenko Corp.	234,000	1,218
Maeda Road Construction Co., Ltd.	181,000	1,503
Obayashi Corp.	673,000	2,859
Sanki Engineering Co., Ltd.	134,000	784
		6,364
Consumer Finance
Hitachi Capital Corp.	196,900	2,375
Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	852	3,706
Electric Utilities
Tokyo Electric Power Co., Inc. (The)	74,800	2,012
Electrical Equipment
Furukawa Electric Co., Ltd.	960,000	3,156
Electronic Equipment & Instruments
FUJIFILM Holdings Corp.	158,200	5,620
Hitachi Ltd.	927,000	5,514
Kyocera Corp.	76,300	6,417
Ryosan Co., Ltd.	104,700	2,483
TDK Corp.	76,500	4,547
		24,581
Food & Staples Retailing
FamilyMart Co., Ltd.	138,700	5,005
Food Products
House Foods Corp.	118,600	1,768
Nippon Meat Packers, Inc.	300,000	4,465
		6,233
Household Durables
Casio Computer Co., Ltd.	359,300	5,332
Matsushita Electric Industrial Co., Ltd.	458,000	9,952
Rinnai Corp.	28,300	928
Sekisui Chemical Co., Ltd.	606,000	3,708
Sekisui House Ltd.	346,000	3,213
Sony Corp.	125,200	5,008
		28,141
Leisure Equipment & Products
Yamaha Corp.	221,300	4,284
Machinery
Amada Co., Ltd.	471,000	3,632
Daifuku Co., Ltd.	340,000	4,370
Fuji Machine Manufacturing Co., Ltd.	120,400	2,531
Fujitec Co., Ltd.	193,000	1,098
Kurita Water Industries Ltd.	165,100	6,175
Minebea Co., Ltd.	592,000	3,497
Mitsubishi Heavy Industries Ltd.	1,470,000	6,397
Tsubakimoto Chain Co.	618,000	3,728
		31,428
Media
Toho Co., Ltd.	81,600	1,918
Metals & Mining
Mitsui Mining & Smelting Co., Ltd.	858,000	2,720
Nippon Steel Corp.	402,000	2,068
		4,788

Office Electronics
Canon, Inc.	214,600	9,944
Ricoh Co., Ltd.	456,000	7,623
		17,567
Pharmaceuticals
Astellas Pharmaceutical, Inc.	160,800	6,240
Daiichi Sankyo Co., Ltd.	278,700	8,247
Ono Pharmaceutical Co., Ltd.	103,200	4,995
		19,482
Road & Rail
East Japan Railway Co.	628	5,228
Semiconductors & Semiconductor Equipment
Rohm Co., Ltd.	59,300	3,682
Software
Nintendo Co., Ltd.	25,300	13,106
Textiles, Apparel & Luxury Goods
Nisshinbo Industries, Inc.	235,000	2,212
Trading Companies & Distributors
Hitachi High-Technologies Corp.	121,400	2,016
Marubeni Corp.	420,000	3,121
Mitsubishi Corp.	390,700	12,040
Nagase & Co., Ltd.	199,000	2,058
		19,235
		308,879
Malaysia (1.6%)
Construction & Engineering
IJM Corp. Bhd	487,250	932
Food Products
HAP Seng Plantations Holdings Bhd	84,000	75
IOI Corp. Bhd	1,812,950	4,043
Kuala Lumpur Kepong Bhd	378,500	1,923
		6,041
Industrial Conglomerates
Sime Darby Bhd	(a)1,635,000	4,798
		11,771
Philippines (0.4%)
Diversified Financial Services
Ayala Corp.	80,390	762
Independent Power Producers & Energy Traders
PNOC Energy Development Corp.	3,528,000	499
Wireless Telecommunication Services
Philippines Long Distance Telephone Co.	24,900	1,664
		2,925
Singapore (1.9%)
Commercial Banks
Oversea-Chinese Banking Corp.	264,900	1,567
United Overseas Bank Ltd.	104,500	1,462
		3,029
Food Products
Wilmar International Ltd.	(a)552,900	1,692
Real Estate
CapitaLand Ltd.	380,000	1,772
City Developments Ltd.	95,000	763
United Industrial Corp., Ltd.	2,734,000	5,485
		8,020
Transportation Infrastructure
CWT Ltd.	1,451,000	834
		13,575
South Korea (6.2%)
Airlines
Korean Air Lines Co., Ltd.	4,300	233
Automobiles
Hyundai Motor Co.	86,018	6,863
Beverages
Hite Brewery Co., Ltd.	14,643	1,650
Building Products
EnE System, Inc.	(a)85,360	520
Chemicals
LG Chemical Ltd.	20,220	1,514
SSCP Co., Ltd.	(a)62,703	1,419
		2,933
Commercial Banks
Shinhan Financial Group Co., Ltd.	46,473	2,456

Construction & Engineering
Samsung Engineering Co., Ltd.	15,300	1,423
Electronic Equipment & Instruments
LG Display Co., Ltd.	89,626	4,010
Household Durables
LG Electronics, Inc.	17,326	2,227
Woongjin Coway Co., Ltd.	81,870	2,474
		4,701
Insurance
Samsung Fire & Marine Insurance Co., Ltd.	(a)6,360	1,315
Internet Software & Services
NHN Corp.	(a)11,741	2,746
Machinery
Hyundai Heavy Industries	4,641	1,741
Marine
STX Pan Ocean Co., Ltd.	879,000	1,824
Media
Cheil Communications, Inc.	6,844	1,647
Metals & Mining
POSCO	4,074	1,950
Personal Products
Amorepacific Corp.	1,223	661
Semiconductors & Semiconductor Equipment
Hynix Semiconductor, Inc.	(a)27,260	768
Samsung Electronics Co., Ltd.	6,516	4,141
Samsung Electronics Co., Ltd. (Preference)	4,853	2,204
		7,113
Textiles, Apparel & Luxury Goods
Cheil Industries, Inc.	16,630	810
		44,596
Taiwan (5.6%)
Chemicals
Formosa Plastics Corp.	696,000	2,109
Commercial Banks
Chinatrust Financial Holding Co., Ltd.	(a)4,025,000	3,914
Computers & Peripherals
Asustek Computer, Inc.	1,173,716	3,447
Foxconn Technology Co., Ltd.	151,700	909
High Tech Computer Corp.	133,000	2,996
InnoLux Display Corp.	70,000	187
InnoLux Display Corp. GDR	(a)17,305	88
		7,627
Construction Materials
Taiwan Cement Corp.	1,768,000	3,473
Diversified Financial Services
First Financial Holding Co., Ltd.	1,093,000	1,148
Yuanta Financial Holding Co., Ltd.	(a)1,024,000	971
		2,119
Electronic Equipment & Instruments
AU Optronics Corp.	2,745,191	4,728
Insurance
Cathay Financial Holding Co., Ltd.	1,574,000	4,052
Marine
Yang Ming Marine Transport Corp.	3,470,579	2,740
Metals & Mining
China Steel Corp.	3,154,000	4,992
Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd.	2,059,000	4,287
		40,041
Thailand (1.1%)
Commercial Banks
Bangkok Bank PCL NVDR	131,400	565
Kasikornbank PCL (Foreign)	1,040,900	3,056
Siam Commercial Bank PCL (Foreign)	115,900	335
		3,956
Household Durables
Land and Houses PCL (Foreign)	2,350,900	763
Oil, Gas & Consumable Fuels
Banpu PCL (Foreign)	900	12
Banpu PCL NVDR	149,500	1,987
PTT PCL (Foreign)	65,600	662
		2,661

Wireless Telecommunication Services
Advanced Info Service PCL NVDR	209,000	666
		8,046
TOTAL COMMON STOCKS (Cost $560,861)		670,302
INVESTMENT COMPANY (1.5%)
India (1.5%)
Diversified Financial Services
Morgan Stanley Growth Fund (Cost $1,593)	(a)(b)8,615,401	10,580
SHORT-TERM INVESTMENT (3.9%)
United States (3.9%)
Investment Company Morgan Stanley Institutional Liquidity Money Market Portfolio— Institutional Class (Cost $27,846)	(c)27,846,045	27,846
TOTAL INVESTMENTS + (99.1%) (Cost $590,300)		(d) 708,728
OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)		6,491
NET ASSETS (100%)		$715,219

(a)	Non-income producing security.
(b)

The Morgan Stanley Growth Fund, acquired at a cost of $1,592,902 is advised by an affiliate of the Adviser. During the three months ended March 31, 2008, there were no purchases or sales of this security. The Fund derived no income from this security during the three months ended March 31, 2008.

(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $8,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $323,000. During the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $70,116,000 and $91,903,000, respectively.

(d)

The approximate market value and percentage of the investments, $680,882,000 and 96.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $590,300,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $118,428,000 of which $157,020,000 related to appreciated securities and $38,592,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
AUD	476	$435	4/2/08	USD	436	$436	$1
IDR	489,428	53	4/1/08	USD	53	53	@(—)
USD	281	281	4/1/08	HKD	2,190	281	@(—)
USD	11	11	4/1/08	THB	339	11	@(—)
USD	24	24	4/1/08	THB	754	24	@(—)
USD	22	22	4/1/08	THB	701	22	@(—)
		$826				$827	$1

AUD — Australian Dollar

HKD — Hong Kong Dollar

IDR  — Indonesia Rupiah

THB — Thai Baht

USD — United States Dollar

@      Value is less than $500.

Notes to Portfolio of Investments (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
	Securities	Instruments*
Valuation Inputs	(000)	(000)
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	708,728	1
Level 3 - Significant Unobservable Inputs	—	—
Total	$708,728	$1

*Other financial instruments include futures, forwards and swap contracts.

At March 31, 2008 there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

Security Valuation — Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Asia-Pacific Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 20, 2008